Note 6 - Commitments and Contingencies (Details Textual)	1 Months Ended		12 Months Ended
	Aug. 31, 2017 ft²	Feb. 28, 2002	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)
Royalty Payment, Percentage of Net Sales		2.50%
Lessee, Operating Lease, Term of Contract	1 year 90 days
Operating Leases, Increase in Office Space | ft²	2,552
Area of Real Estate Property | ft²	7,500
Lessee, Operating Lease, Renewal Term	1 year
Operating Leases, Notice Required to Extend Term	180 days
Operating Leases, Rent Expense, Total			$ 300,000	$ 200,000	$ 200,000
Security Deposit			22,000				$ 22,000
Letters of Credit Outstanding, Amount			22,000	22,000		$ 22,000
Loans Pledged as Collateral			$ 22,000	$ 22,000		$ 22,000